Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets:
Goodwill represents the unallocated excess of purchase price over the fair value of identifiable assets and liabilities acquired in business combinations. Other finite-lived intangibles consist primarily of certificates of need, licenses, noncompete agreements, tradenames, internal-use software, and market access assets.
The following table shows changes in the carrying amount of Goodwill for the years ended December 31, 2011, 2010, and 2009 (in millions):

Amount
Goodwill as of December 31, 2008	$406.0
Acquisition of interest in joint venture entity	2.6
Allocation to discontinued operations related to expected sale of hospital	(0.9)
Goodwill as of December 31, 2009	407.7
Acquisitions	12.6
Goodwill as of December 31, 2010	420.3
Acquisition	1.4
Goodwill as of December 31, 2011	$421.7

Goodwill increased in 2009 as a result of a joint venture acquisition of an inpatient rehabilitation unit in Altoona, Pennsylvania. Goodwill increased in 2010 as a result of our acquisitions of Sugar Land and Desert Canyon. Goodwill increased in 2011 as a result of our acquisition of Drake Center's two rehabilitation-focused patient care units.
We performed impairment reviews as of October 1, 2011, 2010, and 2009 and concluded no Goodwill impairment existed. As of December 31, 2011, we had no accumulated impairment losses related to Goodwill.
The following table provides information regarding our other intangible assets (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
Certificates of need:
2011	$7.0	$(2.3)	$4.7
2010	6.2	(2.1)	4.1
Licenses:
2011	$50.2	$(41.7)	$8.5
2010	50.2	(39.4)	10.8
Noncompete agreements:
2011	$33.0	$(17.1)	$15.9
2010	30.1	(12.4)	17.7
Tradenames:
2011	$15.0	$(8.0)	$7.0
2010	14.3	(7.3)	7.0
Internal-use software:
2011	$64.8	$(51.1)	$13.7
2010	54.1	(44.4)	9.7
Market access assets:
2011	$13.2	$(5.3)	$7.9
2010	13.2	(4.0)	9.2
Total intangible assets:
2011	$183.2	$(125.5)	$57.7
2010	168.1	(109.6)	58.5

Amortization expense for other intangible assets is as follows (in millions):

	For the Year Ended December 31,
	2011	2010	2009
Amortization expense	$15.2	$12.9	$11.9

Total estimated amortization expense for our other intangible assets for the next five years is as follows (in millions):

Year Ending December 31,	Estimated Amortization Expense
2012	$12.1
2013	9.4
2014	7.2
2015	6.1
2016	4.9

See also Note 1, Summary of Significant Accounting Policies, “Reclassifications,” and “Recent Accounting Pronouncements,” Note 2, Business Combinations, and Note 18, Assets and Liabilities in and Results of Discontinued Operations.